UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: February 29, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL

AMT FREE MUNICIPAL MONEY MARKET FUND

FORM N-Q

FEBRUARY 29, 2012

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.8%
Alabama - 3.0%
Huntsville, AL, Health Care Authority, TECP:
Huntsville Hospital	0.120%	3/5/12	$10,000,000	$10,000,000
Huntsville Hospital	0.170%	5/22/12	15,500,000	15,500,000
Huntsville Hospital	0.200%	6/5/12	7,200,000	7,200,000

Total Alabama				32,700,000

Arizona - 1.2%
Phoenix, AZ, IDA Revenue, Southwestern College Phoenix, LOC-Comerica Bank	0.240%	7/1/33	3,135,000	3,135,000	(a)(b)
Tempe, AZ, Transportation Excise Tax Revenue, SPA-Royal Bank of Canada	0.140%	7/1/37	2,935,000	2,935,000	(a)(b)
Yavapai County, AZ, IDA Revenue, Skanon Investments Drake Project, LOC-Citibank N.A.	0.170%	9/1/35	6,600,000	6,600,000	(a)(b)

Total Arizona				12,670,000

Arkansas - 0.1%
Boone County, AR, Hospital Revenue, North Arkansas Regional Medical Center Project, LOC-Bank of America N.A.	0.260%	5/1/37	900,000	900,000	(a)(b)

California - 9.2%
ABAG Finance Authority for Nonprofit Corp., CA, MFH Revenue, Arbors Apartments, LIQ-FNMA	0.150%	12/15/32	2,200,000	2,200,000	(a)(b)
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Acacia Creek at Union Project, SPA-Bank of America N.A.	0.160%	7/1/38	8,600,000	8,600,000	(a)(b)
Santa Cruz Montessori School, LOC-Comerica Bank	0.240%	1/1/37	3,700,000	3,700,000	(a)(b)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, LIQ-FNMA	0.180%	5/15/35	2,400,000	2,400,000	(a)(b)
California Health Facilities Financing Authority Revenue, Catholic Healthcare West, NATL, LOC-JPMorgan Chase	0.150%	7/1/16	2,300,000	2,300,000	(a)(b)
California Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank, FHLB	0.170%	12/1/35	1,200,000	1,200,000	(a)(b)
California MFA Revenue, Trinity School, LOC-Comerica Bank	0.240%	6/1/37	2,300,000	2,300,000	(a)(b)
California PCFA, Solid Waste Disposal Revenue:
Crown Disposal Co. Inc., LOC-Union Bank N.A.	0.170%	9/1/30	4,400,000	4,400,000	(a)(b)
Pleasanton Garbage Service Inc. Project, LOC-Wells Fargo Bank N.A.	0.140%	6/1/40	2,100,000	2,100,000	(a)(b)
California State, GO, LOC-Bank of Montreal	0.120%	5/1/33	3,700,000	3,700,000	(a)(b)
California Statewide CDA Revenue:
Kaiser Permanente	0.130%	5/1/33	2,400,000	2,400,000	(a)(b)
The Master’s College & Seminary, LOC-U.S. Bank N.A.	0.130%	2/1/37	600,000	600,000	(a)(b)
The Pegasus School, LOC-Bank of America N.A.	0.420%	9/1/28	630,000	630,000	(a)(b)
California Statewide CDA, TECP, Kaiser Permanente Revenue Bonds	0.160%	5/17/12	7,600,000	7,600,000
Cerritos, CA, Community College District, GO, BAN	2.000%	4/30/12	4,350,000	4,360,131
Hesperia, CA, COP, Civic Plaza Financing, LOC-Bank of America N.A.	0.280%	10/1/34	9,445,000	9,445,000	(a)(b)
Hesperia, CA, Public Financing Authority Revenue, 1993 Street Improvement Project, LOC-Bank of America N.A.	0.280%	10/1/23	290,000	290,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Los Angeles, CA, Department of Water & Power, Subordinated, SPA-Bank of America	0.080%	7/1/34	$9,300,000	$9,300,000	(a)(b)
Metropolitan Water District of Southern California, SPA-Banco Bilbao Vizcaya	0.300%	7/1/35	400,000	400,000	(a)(b)
Metropolitan Water District of Southern California, Waterworks Revenue, SPA-Banco Bilbao Vizcaya	0.280%	7/1/21	7,630,000	7,630,000	(a)(b)
Oakland, CA, Joint Powers Financing Authority Revenue, Fruitvale Transit Village, LOC-Citibank N.A.	0.140%	7/1/33	1,000,000	1,000,000	(a)(b)
Paramount, CA, USD:
COP, School Facility Bridge Funding, AGM, SPA-Wachovia Bank N.A.	0.140%	9/1/31	10,480,000	10,480,000	(a)(b)
School Facility Bridge Funding Program, AGM, SPA-Wells Fargo Bank N.A.	0.140%	9/1/30	7,225,000	7,225,000	(a)(b)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.170%	4/1/39	520,000	520,000	(a)(b)
Ventura County, CA, Public Financing Authority, Lease Revenue, TECP, LOC-Bank of Nova Scotia	0.160%	5/17/12	3,300,000	3,300,000
West Basin, CA, Municipal Water District Revenue, COP, SPA-Dexia Credit Local	0.140%	8/1/21	1,565,000	1,565,000	(a)(b)

Total California				99,645,131

Colorado - 1.9%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank	0.180%	12/1/15	1,945,000	1,945,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.140%	10/1/30	4,115,000	4,115,000	(a)(b)
Cornerstone Metropolitan District No. 2, CO, GO, Limited Tax, LOC-Bank of America N.A.	0.220%	12/1/46	2,030,000	2,030,000	(a)(b)
Park 70 Metropolitan District, CO, GO, Limited Tax Convertible Unlimited Tax, LOC-U.S. Bank N.A.	0.800%	12/1/12	1,365,000	1,365,000
Traer Creek, CO, Metropolitan District Revenue, Avon, LOC-BNP Paribas	1.120%	10/1/21	11,140,000	11,140,000	(a)(b)

Total Colorado				20,595,000

Connecticut - 1.0%
Capital City EDA, SPA-Bank of America N.A.	0.260%	6/15/24	4,270,000	4,270,000	(a)(b)
Capital City EDA, Parking & Energy Fee Revenue, SPA-Bank of America	0.260%	6/15/34	300,000	300,000	(a)(b)
Connecticut State HEFA Revenue:
St. Joseph College, LOC-Sovereign Bank FSB & Banco Santander SA	0.750%	7/1/38	3,400,000	3,400,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.140%	7/1/30	1,400,000	1,400,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/12/12	1,450,000	1,452,281

Total Connecticut				10,822,281

Delaware - 2.1%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.120%	5/15/37	22,200,000	22,200,000	(a)(b)

District of Columbia - 0.8%
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.160%	12/1/37	5,465,000	5,465,000	(a)(b)
Vestry Rock Creek Parish, LOC-PNC Bank N.A.	0.160%	11/1/37	1,300,000	1,300,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.160%	2/1/48	1,900,000	1,900,000	(a)(b)

Total District of Columbia				8,665,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - 8.6%
Broward County, FL, EFA Revenue, Nova Southeastern University Inc., LOC-Bank of America N.A.	0.130%	4/1/24	$600,000	$600,000	(a)(b)
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, LOC-SunTrust Bank	0.500%	11/15/35	5,200,000	5,200,000	(a)(b)
Hillsborough County, FL, IDA Revenue, Independent Day School Project of Tampa, LOC-Bank of America N.A.	0.480%	9/1/26	1,100,000	1,100,000	(a)(b)
Hillsborough, FL, Community College Foundation Inc., Student Housing Revenue, LOC-Bank of America N.A.	0.150%	12/1/33	2,900,000	2,900,000	(a)(b)
Martin County, FL, Health Facilities Authority, Hospital Revenue, Martin Memorial Medical Center, LOC-Wells Fargo Bank N.A.	0.140%	11/15/32	3,815,000	3,815,000	(a)(b)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Miami Children’s Hospital Project, NATL, LOC-Wells Fargo Bank N.A.	0.140%	8/1/34	22,300,000	22,300,000	(a)(b)
Miami-Dade County, FL, IDA, Gulliver School Project, LOC-Bank of America	0.310%	9/1/29	3,045,000	3,045,000	(a)(b)
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.120%	1/15/27	16,315,000	16,315,000	(a)(b)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.130%	6/1/25	1,700,000	1,700,000	(a)(b)
Palm Beach County, FL, Revenue, Comprehensive Alcoholism Rehabilitation Programs Inc., LOC-Wells Fargo Bank N.A.	0.250%	4/1/20	225,000	225,000	(a)(b)
Pinellas County, FL, Health Facilities Authority Revenue, Health Systems Baycare, AGM, SPA-Morgan Stanley	0.210%	11/15/33	24,420,000	24,420,000	(a)(b)
Sarasota County, FL, Health Facility Authority Revenue, Bay Village Project, LOC-Bank of America N.A.	0.480%	12/1/23	5,300,000	5,300,000	(a)(b)
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.120%	7/1/37	2,550,000	2,550,000	(a)(b)
UCF Health Facilities Corp., FL, Capital Improvement Revenue, UCF Health Sciences Campus, LOC-Fifth Third Bank	0.270%	7/1/37	3,465,000	3,465,000	(a)(b)

Total Florida				92,935,000

Georgia - 1.6%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.130%	10/1/33	4,000,000	4,000,000	(a)(b)
Cobb County, GA, Development Authority Educational Facilities Revenue, Mount Paran Christian School Inc. Project, LOC-Wells Fargo Bank N.A.	0.150%	7/1/22	645,000	645,000	(a)(b)
Gainesville & Hall County, GA, Development Authority Revenue, Senior Living Facility, Lanier Village Estates Inc., Radian, LOC-Bank of America N.A., SPA-LaSalle Bank N.A.	0.120%	11/15/33	2,800,000	2,800,000	(a)(b)
Habersham County, GA, Development Authority, IDR, SteelCell of North America Inc., LOC-Bank of America N.A.	0.530%	9/1/29	5,890,000	5,890,000	(a)(b)
Macon-Bibb County, GA, IDR, I-75 Business Park & Airport Project, LOC-Wells Fargo Bank N.A.	0.250%	7/1/20	1,255,000	1,255,000	(a)(b)
Thomasville, GA, Hospital Authority Revenue:

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
Anticipation CTFS, John Archbold Medical Center Inc., LOC-Branch Banking & Trust	0.160%	11/1/23	$690,000	$690,000	(a)(b)
Anticipation CTFS, John D Archbold Memorial Hospital, LOC-Branch Banking & Trust	0.160%	11/1/39	2,550,000	2,550,000	(a)(b)

Total Georgia				17,830,000

Illinois - 9.5%
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.140%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.160%	1/1/19	15,595,000	15,595,000	(a)(b)
Cook County, IL, Catholic Theological University Project, LOC-Harris Trust and Savings Bank	0.170%	2/1/35	3,000,000	3,000,000	(a)(b)
Elgin, IL, Educational Facilities Revenue, Harvest Christian Academy, LOC-Fifth Third Bank	0.270%	8/1/29	3,480,000	3,480,000	(a)(b)
Illinois Development Finance Authority Revenue, Metropolitan Family Services, LOC-Bank of America N.A.	0.480%	1/1/29	5,611,000	5,611,000	(a)(b)
Illinois DFA, Chicago Educational Television Association, LOC-LaSalle Bank N.A.	0.220%	11/1/14	2,500,000	2,500,000	(a)(b)
Illinois Finance Authority Revenue:
Educational Facility de Salle Project, LOC-Fifth Third Bank	0.270%	6/1/37	3,600,000	3,600,000	(a)(b)
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A., FHLB	0.250%	2/1/34	6,545,000	6,545,000	(a)(b)
GO, Latin School Project, LOC-JPMorgan Chase	0.160%	8/1/35	1,100,000	1,100,000	(a)(b)
Illinois College, LOC-U.S. Bank	0.170%	10/1/30	5,000,000	5,000,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.150%	10/1/37	10,000,000	10,000,000	(a)(b)
Riverside Health Systems, Radian, LOC-JPMorgan Chase	0.140%	11/15/29	2,195,000	2,195,000	(a)(b)
Uhlich Children’s Advantage, LOC-JPMorgan Chase	0.180%	5/1/36	4,605,000	4,605,000	(a)(b)
University of Chicago Medical Center, LOC-JPMorgan Chase	0.120%	8/1/43	1,780,000	1,780,000	(a)(b)
Illinois Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.180%	10/1/39	1,800,000	1,800,000	(a)(b)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC-PNC Bank N.A.	0.130%	3/1/32	4,450,000	4,450,000	(a)(b)
Illinois State Toll Highway Authority, Toll Highway Revenue, AGM, SPA-JPMorgan Chase	0.160%	1/1/31	24,500,000	24,500,000	(a)(b)
Savanna, IL, IDR, Metform LLC Project, LOC-Bank of America N.A.	0.290%	5/1/19	3,400,000	3,400,000	(a)(b)

Total Illinois				102,161,000

Indiana - 2.5%
Fort Wayne, IN, Waterworks Utility Revenue, BAN	0.480%	2/5/13	6,010,000	6,010,000
Indiana State Development Finance Authority Revenue, Educational Facilities, Christel House Inc. Project, LOC-Fifth Third Bank	0.270%	2/1/23	3,130,000	3,130,000	(a)(b)
Indiana State Finance Authority Revenue, Marquette Project, LOC-Branch Banking & Trust	0.180%	3/1/39	10,345,000	10,345,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Bank of America N.A.	0.120%	10/1/40	2,500,000	2,500,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.150%	4/15/39	4,720,000	4,720,000	(a)(b)

Total Indiana				26,705,000

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - 1.0%
Berea, KY, Educational Facilities Revenue	0.150%	6/1/29	$200,000	$200,000	(a)(b)
Boyle County, KY, Hospital Revenue, Ephraim McDowell Health Project, LOC-Branch Banking & Trust	0.150%	4/1/36	2,600,000	2,600,000	(a)(b)
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.150%	8/15/38	3,900,000	3,900,000	(a)(b)
Trimble County, KY, Association of Counties Leasing Trust, Lease Program Revenue, LOC-U.S. Bank N.A.	0.100%	12/1/38	1,535,000	1,535,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.150%	7/1/38	2,520,000	2,520,000	(a)(b)

Total Kentucky				10,755,000

Louisiana - 2.4%
Louisiana Local Government Environmental Facilities & CDA Revenue, Healthcare Facilities Baton, LOC-LaSalle Bank	0.260%	11/1/37	11,520,000	11,520,000	(a)(b)
Louisiana PFA Revenue, Tiger Athletic, LOC-Capital One N.A., FHLB	0.160%	9/2/39	3,445,000	3,445,000	(a)(b)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.140%	12/1/40	8,600,000	8,600,000	(a)(b)
St. Tammany Parish, LA, Development District Revenue, Rooms to Go St. Tammany LLC, LOC-SunTrust Bank	0.370%	7/1/38	1,900,000	1,900,000	(a)(b)

Total Louisiana				25,465,000

Maryland - 1.0%
Maryland State EDC, EDR, Academy of Sciences Project, LOC-Bank of America N.A.	0.260%	4/1/33	1,470,000	1,470,000	(a)(b)
Maryland State Health & Higher EFA Revenue:
French International School, LOC-SunTrust Bank	0.370%	9/1/34	2,895,000	2,895,000	(a)(b)
University of Maryland Medical System, LOC-SunTrust Bank	0.100%	7/1/41	3,700,000	3,700,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-FNMA, FHLMC	0.130%	7/1/36	2,275,000	2,275,000	(a)(b)

Total Maryland				10,340,000

Massachusetts - 3.5%
Lawrence, MA, GO, BAN	1.500%	9/1/12	1,300,000	1,302,131
Massachusetts Bay Transportation Authority, TECP, BAN, Fortis Bank SA	0.600%	3/5/12	6,100,000	6,100,000
Massachusetts State DFA, ISO New England Inc., LOC-Key Bank N.A.	0.120%	2/1/32	2,910,000	2,910,000	(a)(b)
Massachusetts State DFA Revenue:
Assumption College, LOC-Sovereign Bank FSB, LOC-Banco Santander PR	0.750%	3/1/32	2,000,000	2,000,000	(a)(b)
Assumption College, LOC-Sovereign Bank FSB, LOC-Banco Santander PR	0.750%	3/1/32	3,240,000	3,240,000	(a)(b)
Judge Rotenburg Educational Center, LOC-Fleet National Bank, Bank of America N.A.	0.240%	6/1/23	800,000	800,000	(a)(b)
Wentworth Institute of Technology, LOC-JPMorgan Chase	0.140%	10/1/33	3,160,000	3,160,000	(a)(b)
Massachusetts State HEFA Revenue:
Capital Asset Program, LOC-Bank of America	0.220%	7/1/31	470,000	470,000	(a)(b)
Capital Asset Program, LOC-Bank of America	0.190%	1/1/35	5,700,000	5,700,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - continued
Children’s Hospital Corp., LOC-JPMorgan Chase	0.140%	10/1/49	$600,000	$600,000	(a)(b)
Fairview Extended, LOC-Bank of America	0.260%	1/1/27	530,000	530,000	(a)(b)
Hillcrest Extended Care A, LOC-Bank of America N.A.	0.280%	10/1/26	2,885,000	2,885,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.140%	12/1/24	1,900,000	1,900,000	(a)(b)
Pittsfield, MA, GO, BAN	1.100%	6/29/12	5,983,474	5,987,939

Total Massachusetts				37,585,070

Michigan - 0.3%
Michigan State Housing Development Authority, SPA-Barclays Bank PLC	0.160%	12/1/35	300,000	300,000	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.160%	1/1/26	2,500,000	2,500,000	(a)(b)
Ypsilanti, MI, School District, GO, Assured Guaranty, Q-SBLF	4.000%	5/1/12	820,000	825,245

Total Michigan				3,625,245

Missouri - 2.6%
Missouri State HEFA Revenue, BJC Health Systems, SPA-Bank of Nova Scotia & JPMorgan Chase	0.090%	5/15/34	23,000,000	23,000,000	(a)(b)
Missouri State HEFA, Educational Facilities Revenue:
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.240%	2/1/33	1,100,000	1,100,000	(a)(b)
St. Louis University, LOC-Bank of America N.A.	0.120%	10/1/35	4,100,000	4,100,000	(a)(b)

Total Missouri				28,200,000

Montana - 0.3%
Montana Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.140%	12/1/35	2,900,000	2,900,000	(a)(b)

Nevada - 0.1%
Truckee Meadows, NV, Water Authority Revenue, TECP, LOC-Lloyds TSB Bank PLC	0.120%	3/5/12	1,300,000	1,300,000

New Jersey - 4.8%
Clifton, NJ, GO, BAN	1.000%	10/25/12	1,000,000	1,002,263
Elizabeth, NJ, GO, BAN	1.500%	4/13/12	1,000,000	1,000,429
Fair Lawn, NJ, GO, BAN	1.000%	9/21/12	1,800,000	1,805,594
Franklin Lakes, NJ, GO, BAN	1.000%	10/26/12	974,950	978,500
Garfield, NJ, GO, BAN	1.250%	12/7/12	1,500,000	1,504,330
Hudson County, NJ, Improvement Authority Revenue, County-GTD Pooled Notes	2.000%	8/17/12	7,140,000	7,182,546
Keyport, NJ, GO, BAN	1.000%	8/3/12	8,074,000	8,077,017
Montclair Township, NJ, GO:
Notes	1.250%	12/14/12	3,574,677	3,586,382
Tax Notes	1.250%	12/14/12	1,455,590	1,460,352
Temporary Notes	1.250%	12/14/12	2,270,000	2,277,433
New Jersey EDA, EDR, Passaic Hebrew Institute, LOC-Sovereign Bank FSB & Banco Santander SA	0.270%	3/1/36	2,150,000	2,150,000	(a)(b)
Point Pleasant Beach, NJ, GO, BAN	1.000%	8/10/12	4,468,000	4,471,122
River Vale, NJ, GO:
BAN	1.000%	8/15/12	825,000	826,494
BAN	1.000%	1/11/13	6,100,000	6,121,977
South Orange Village Township, NJ, GO:
BAN	2.000%	9/7/12	1,070,000	1,077,447

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
BAN	2.000%	1/30/13	$2,050,000	$2,078,053
Stafford Township, NJ, GO	2.000%	1/15/13	100,000	101,088
Stafford Township, NJ, GO, BAN	1.000%	5/23/12	1,380,500	1,382,130
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Project Notes	1.500%	2/15/13	1,046,000	1,055,981
Verona Township, NJ, GO:
BAN	1.000%	8/10/12	1,856,000	1,859,262
BAN	1.000%	12/14/12	1,316,000	1,320,732

Total New Jersey				51,319,132

New Mexico — 0.8%
New Mexico State Hospital Equipment Loan Council Hospital Revenue, San Juan Regional Medical Center, Recovery Zone Facility, LOC-Wells Fargo Bank N.A.	0.230%	6/1/40	8,800,000	8,800,000	(a)(b)

New York — 11.9%
Arlington, NY, CSD, GO, BAN	1.000%	11/16/12	1,459,700	1,464,649
Brookhaven, NY, GO, BAN	1.000%	9/28/12	9,300,000	9,329,863
Canandaigua, NY, City School District, GO, BAN	0.750%	6/21/12	2,350,000	2,350,461
Central Islip, NY, Union Free School District, GO, BAN	1.000%	9/14/12	9,300,000	9,318,873
Clarence, NY, GO, BAN	1.000%	7/26/12	2,470,000	2,474,539
Dunkirk, NY, GO, BAN	1.500%	3/29/12	1,900,000	1,900,662
Dutchess County, NY, IDA, Marist College, LOC-Bank of New York	0.140%	7/1/28	100,000	100,000	(a)(b)
East Ramapo, NY, CSD, GO:
BAN	1.250%	6/15/12	3,500,000	3,506,747
TAN	1.250%	6/15/12	1,500,000	1,502,893
Gates Chili, NY, CSD, GO, BAN	0.750%	6/29/12	355,000	355,071
Guilderland, NY, CSD, GO, BAN	1.000%	7/19/12	700,000	701,010
Hamburg Village, NY, GO, BAN	1.000%	7/19/12	1,090,000	1,090,989
Islip, NY, GO, BAN	1.000%	12/14/12	515,000	516,852
Jordan-Elbridge, NY, CSD, GO, BAN	1.000%	7/27/12	5,900,000	5,902,034
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/13/12	500,000	500,327
Kings Point, NY, GO, BAN	1.000%	8/3/12	1,020,000	1,022,491
Locust Valley, NY, CSD, GO, TAN	1.000%	6/21/12	1,300,000	1,302,296
MTA, NY, Dedicated Tax Fund, LOC-Morgan Stanley	0.150%	11/1/31	2,000,000	2,000,000	(a)(b)
Nassau County, NY, Industrial Development Agency, North Shore Hebrew Academy High School Project, LOC-Sovereign Bank FSB & Banco Santander	0.500%	12/1/36	1,180,000	1,180,000	(a)(b)
Nassau County, NY, Interim Finance Authority, LIQ-Bank of America N.A.	0.170%	11/15/17	1,300,000	1,300,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, LOC-TD Bank N.A.	0.120%	8/1/29	500,000	500,000	(a)(b)
New York City, NY, GO:
LOC-U.S. Bank N.A.	0.080%	4/1/38	1,305,000	1,305,000	(a)(b)
SPA-Calyon Bank	0.300%	12/1/32	500,000	500,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Refunding and Improvement, 2007 All Stars Project, LOC-JPMorgan Chase	0.200%	12/1/36	4,590,000	4,590,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.120%	6/15/34	1,600,000	1,600,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
Second General Resolution, SPA-Fortis Bank S.A.	0.100%	6/15/36	$200,000	$200,000	(a)(b)
New York City, NY, Trust for Cultural Resources Revenue, American Museum of Natural History, SPA-Wells Fargo Bank N.A.	0.100%	4/1/44	1,000,000	1,000,000	(a)(b)
New York State Dormitory Authority Revenue:
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.150%	7/1/32	1,000,000	1,000,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.130%	7/1/31	2,900,000	2,900,000	(a)(b)
New York State Dormitory Authority Revenues, Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.130%	11/1/34	1,600,000	1,600,000	(a)(b)
Oyster Bay, NY, GO, BAN	3.000%	8/10/12	9,300,000	9,401,495
Oyster Bay-East Norwich, NY, CDS, GO, TAN	1.000%	6/22/12	1,200,000	1,201,956
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/22/12	1,950,000	1,953,365
Susquehanna Valley, NY, CSD, GO, BAN	1.000%	6/29/12	15,270,000	15,285,877
Taconic Hills, NY, School District at Craryville, GO, BAN	1.000%	7/6/12	1,400,000	1,401,539
Tarrytowns, NY, Union Free School District, GO, BAN	1.000%	8/10/12	3,400,000	3,408,390
Tompkins County, NY, Industrial Development Agency, Civic Facility Revenue, Ithacare Center Co., LOC-Bank of America N.A.	0.200%	2/1/37	6,695,000	6,695,000	(a)(b)
Tonawanda Town, NY, GO, BAN	1.000%	9/6/12	2,900,000	2,906,851
Triborough Bridge & Tunnel Authority, NY, Revenues, LOC-U.S. Bank N.A.	0.080%	1/1/33	1,700,000	1,700,000	(a)(b)
Tuckahoe, NY, Common School District Southampton, GO, TAN	1.000%	6/27/12	900,000	901,273
Union Endicott, NY, CSD, GO, BAN	1.000%	6/28/12	16,900,000	16,919,617
Wallkill, NY, GO, BAN	1.250%	9/7/12	2,710,000	2,715,713
Yorktown, NY, CSD, GO, BAN	1.250%	6/29/12	500,000	500,797

Total New York				128,006,630

North Carolina - 3.6%
Mecklenburg County, NC, COP, SPA-Branch Banking and Trust	0.160%	2/1/26	3,270,000	3,270,000	(a)(b)
North Carolina Capital Facilities Finance Agency:
Educational Facilities Revenue, Duke School for Children, LOC-Bank of America	0.220%	9/1/27	1,700,000	1,700,000	(a)(b)
Lees-McRae College, LOC-Branch Banking & Trust Corp.	0.250%	2/1/25	4,990,000	4,990,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue:
High Point University Project, LOC-Branch Banking & Trust	0.160%	5/1/30	2,810,000	2,810,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.160%	6/1/33	2,795,000	2,795,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/29	635,000	635,000	(a)(b)
North Carolina Medical Care Commission, Health Care Facilities Revenue, University Health Systems of Eastern Carolina Inc., LOC-Branch Banking & Trust	0.130%	12/1/36	3,890,000	3,890,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, Forsyth Country Day School Inc., LOC-Branch Banking & Trust	0.160%	12/1/31	4,100,000	4,100,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - continued
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.160%	6/1/36	$4,990,000	$4,990,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.120%	7/1/29	8,000,000	8,000,000	(a)(b)
Union County, NC, GO, SPA-Dexia Credit Local	0.120%	3/1/33	1,400,000	1,400,000	(a)(b)

Total North Carolina				38,580,000

Ohio - 1.7%
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-Barclays Bank PLC	0.100%	11/15/39	150,000	150,000	(a)(b)
Ohio State Air Quality Development Authority Revenue, Timken Co. Project, LOC-Fifth Third Bank	0.340%	11/1/25	3,600,000	3,600,000	(a)(b)
Washington County, OH, Hospital Revenue, Marietta Area Health Care Inc., AGM, SPA-Bank One N.A.	0.350%	12/1/33	14,197,000	14,197,000	(a)(b)

Total Ohio				17,947,000

Oklahoma - 0.3%
Oklahoma State Turnpike Authority Revenue, SPA- JPMorgan Chase	0.100%	1/1/28	3,300,000	3,300,000	(a)(b)

Oregon - 1.4%
Oregon State Facilities Authority Revenue, Episcopal School Projects, LOC-U.S. Bank	0.150%	10/1/34	2,755,000	2,755,000	(a)(b)
Oregon State, GO, Veterans Welfare, SPA-U.S. Bank N.A.	0.090%	6/1/40	5,400,000	5,400,000	(a)(b)
Salem, OR, Hospital Facilities Authority Revenue:
Capital Manor Inc. Project, LOC-Bank of America N.A.	0.260%	5/1/34	2,100,000	2,100,000	(a)(b)
Capital Manor Inc. Project, LOC-Bank of America N.A.	0.260%	5/1/37	5,380,000	5,380,000	(a)(b)

Total Oregon				15,635,000

Pennsylvania - 6.0%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.150%	6/1/32	6,815,000	6,815,000	(a)(b)
Allegheny County, PA, GO, LOC-JPMorgan Chase	0.160%	11/1/16	1,200,000	1,200,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.160%	1/1/28	2,325,000	2,325,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.160%	9/1/29	3,570,000	3,570,000	(a)(b)
Butler County, PA, General Authority Revenue, GO, Canon-Mcmillan School District Project, AGM, SPA-PNC Bank N.A.	0.200%	12/1/33	5,400,000	5,400,000	(a)(b)
Chester County, PA, HEFA Revenue, Barclay Friends Project, LOC-Wells Fargo Bank N.A.	0.230%	8/1/25	3,960,000	3,960,000	(a)(b)
Lancaster, PA, IDA Revenue, Hospice Lancaster County Project, LOC-PNC Bank N.A.	0.160%	7/1/37	1,495,000	1,495,000	(a)(b)
Mars, PA, Area School District, GO, Notes	1.000%	3/1/13	800,000	802,360	(a)(b)(c)
Middletown, PA, Area School District, AGM, SPA- RBC Centura Bank	0.400%	6/1/22	6,855,000	6,855,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.120%	8/15/24	4,100,000	4,100,000	(a)(b)
Montgomery County, PA, IDA Revenue, LaSalle College, LOC-PNC Bank N.A.	0.160%	11/1/37	16,000,000	16,000,000	(a)(b)
Pennsylvania Economic Development Financing Authority, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.230%	8/1/26	1,800,000	1,800,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania State Higher EFA Revenue, Association Independent Colleges & Universities, Waynesburg College, LOC-PNC Bank N.A.	0.190%	11/1/18	$1,400,000	$1,400,000	(a)(b)
Philadelphia, PA, School District, GO, LOC- Barclays Bank PLC	0.150%	9/1/30	1,000,000	1,000,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.170%	11/1/29	2,745,000	2,745,000	(a)(b)
State Public School Building Authority, Albert Gallatin Area Schools, AGM, SPA-PNC Bank	0.200%	9/1/24	4,965,000	4,965,000	(a)(b)

Total Pennsylvania				64,432,360

South Carolina - 0.6%
Dillon County, SC, School Facilities Corp. Revenue, Construction Notes	3.000%	4/1/13	1,100,000	1,130,316	(a)(b)
Florence County, SC, Hospital Revenue, McLeod Regional Medical Center of The Pee Dee Inc., LOC-Wells Fargo Bank N.A.	0.150%	11/1/40	1,000,000	1,000,000	(a)(b)
Lexington, SC, GO, BAN	1.500%	6/29/12	535,000	536,305
South Carolina Jobs EDA, Health Sciences Medical University, LOC-Wells Fargo Bank N.A.	0.250%	12/1/19	4,100,000	4,100,000	(a)(b)
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.160%	6/1/35	100,000	100,000	(a)(b)

Total South Carolina				6,866,621

Tennessee - 3.0%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC- Branch Banking & Trust	0.140%	6/1/37	3,100,000	3,100,000	(a)(b)
Local Government Public Improvement, LOC- Branch Banking & Trust	0.140%	6/1/37	1,475,000	1,475,000	(a)(b)
Blount County, TN, Public Building Authority Revenue, Local Government Public Improvement, LOC-Branch Banking & Trust	0.140%	6/1/30	15,500,000	15,500,000	(a)(b)
Clarksville, TN, Public Building Authority Revenue, Metropolitan Government Nashville & Davidson, LOC-Bank of America N.A.	0.300%	7/1/26	1,000,000	1,000,000	(a)(b)
Metropolitan Government of Nashville & Davidson County, TN, Industrial Development Board Revenue, YMCA Projects, LOC-Bank of America N.A.	0.530%	12/1/18	3,080,000	3,080,000	(a)(b)
Montgomery County, TN, Public Building Authority, Pooled Financing Revenue, Tennessee County Loan Pool, LOC-Bank of America N.A.	0.300%	7/1/38	8,000,000	8,000,000	(a)(b)

Total Tennessee				32,155,000

Texas - 6.0%
Dickinson, TX, ISD, GO, PSF, SPA-JPMorgan Chase	0.500%	8/1/12	1,900,000	1,900,000	(d)
Katy, TX, ISD, School Building, SPA-Bank of America	0.250%	8/15/36	3,300,000	3,300,000	(a)(b)
Metropolitan Higher Education Authority, TX, Revenue, University of Dallas, LOC-JPMorgan Chase	0.160%	8/1/38	1,900,000	1,900,000	(a)(b)
North Texas Tollway Authority Revenue, LOC- Morgan Stanley	0.180%	1/1/51	3,000,000	3,000,000	(a)(b)
Splendora, TX, Higher Education Facilities Corp. Revenue, Fellowship Christian Project, LOC-Bank of America N.A.	0.480%	1/1/17	5,600,000	5,600,000	(a)(b)
Texas State Transportation Commission Revenue, First Tier, SPA-Banco Bilbao Vizcaya	0.330%	4/1/26	23,000,000	23,000,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Tyler, TX, Health Facilities Development Corp., Hospital Revenue, Mother Frances Hospital, LOC- Bank of America	0.260%	7/1/20	$4,100,000	$4,100,000	(a)(b)
University of North Texas, TECP	0.180%	5/16/12	8,570,000	8,570,000
University of North Texas, TECP	0.200%	5/16/12	13,200,000	13,200,000

Total Texas				64,570,000

Utah - 0.7%
Utah County, UT, Heritage Schools Project, LOC- U.S. Bank	0.160%	12/1/15	2,085,000	2,085,000	(a)(b)
Utah Water Finance Agency Revenue, LIQ- JPMorgan Chase	0.130%	10/1/37	5,300,000	5,300,000	(a)(b)

Total Utah				7,385,000

Vermont - 0.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.150%	10/1/38	1,210,000	1,210,000	(a)(b)

Virginia - 2.0%
Albemarle County, VA, EDA, Hospital Revenue, Martha Jefferson Hospital, LOC-Wells Fargo Bank N.A.	0.120%	10/1/48	1,055,000	1,055,000	(a)(b)
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.160%	12/1/33	3,950,000	3,950,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Centra Health Inc., NATL, LOC-Branch Banking & Trust	0.160%	1/1/35	6,550,000	6,550,000	(a)(b)
Central Health, NATL, LOC-Branch Banking & Trust	0.160%	1/1/35	1,190,000	1,190,000	(a)(b)
Lynchburg, VA, IDA, Recreational Facilities Revenue, YMCA of Central Virginia, LOC-Wells Fargo Bank N.A.	0.250%	5/1/23	900,000	900,000	(a)(b)
Norfolk, VA, GO, SPA-Lloyds TSB Bank PLC	0.150%	8/1/37	1,000,000	1,000,000	(a)(b)
Virginia State Commonwealth University, Health System Authority Revenue, LOC-Branch Banking & Trust	0.100%	7/1/37	6,875,000	6,875,000	(a)(b)

Total Virginia				21,520,000

Washington - 3.4%
Washington State Economic Development Finance Authority, EDR, Benaroya Research Institute at Virginia Mason, LOC-Bank of America	0.150%	6/1/29	310,000	310,000	(a)(b)
Washington State Health Care Facilities Authority, Fred Hutchinson Cancer Research Center, LOC- JPMorgan Chase	0.160%	1/1/41	6,000,000	6,000,000	(a)(b)
Washington State HFC, Non-Profit Housing Revenue, Panorama City Project, LOC-Wells Fargo Bank N.A.	0.150%	1/1/27	4,530,000	4,530,000	(a)(b)
Washington State Higher EFA Revenue:
Seattle University Project, LOC-U.S. Bank N.A.	0.150%	5/1/28	5,620,000	5,620,000	(a)(b)
University of Puget Sound Project A, LOC-Bank of America N.A.	0.180%	10/1/30	2,830,000	2,830,000	(a)(b)
University of Puget Sound Project, LOC-Bank of America	0.180%	10/1/36	5,900,000	5,900,000	(a)(b)
Whitman College Project, LIQ-Bank of America N.A.	0.200%	1/1/38	9,195,000	9,195,000	(a)(b)
Washington State Housing Finance Commission, United Way of King County Project, LOC-Bank of America	0.360%	3/1/28	1,500,000	1,500,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Washington State Housing Finance Commission, Multi-Family Revenue, Pioneer Human Services, LOC-U.S. Bank N.A.	0.150%	7/1/29	$1,385,000	$1,385,000	(a)(b)

Total Washington				37,270,000

West Virginia - 0.1%
Preston County, WV, Board of Education, GO, Public School	2.000%	5/1/12	595,000	596,771

Wisconsin - 0.4%
Mequon & Thiensville, WI, School District, Transportation	1.000%	9/4/12	1,500,000	1,503,502
Waukesha, WI, GO, Anticipation Notes	1.750%	8/1/12	700,000	700,987
Wisconsin Housing EDA Revenue, AGM, SPA-FHLB	0.140%	5/1/43	330,000	330,000	(a)(b)
Wisconsin State HEFA Revenue, Froedtert & Community Health, LOC-U.S. Bank N.A.	0.150%	4/1/35	2,300,000	2,300,000	(a)(b)

Total Wisconsin				4,834,489

Wyoming - 0.3%
Wyoming State CDA Revenue, Single-Family Mortgage, SPA-Bank of America N.A.	0.250%	12/1/33	3,700,000	3,700,000	(a)(b)

TOTAL INVESTMENTS - 99.8% (Cost - $1,076,126,730#)				1,076,126,730
Other Assets in Excess of Liabilities - 0.2%				2,065,872

TOTAL NET ASSETS - 100.0%				$1,078,192,602

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Security is purchased on a when-issued basis.

(d)	Maturity date shown represents the mandatory tender date.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ—	— Liquidity Facility

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
USD	— Unified School District

Summary of Investments by Industry*

Health care	26.8%
Education	18.7
General obligation	17.7
Industrial revenue	8.5
Transportation	6.8
Public facilities	6.2
Miscellaneous	4.5
Water & sewer	3.2
Housing: multi-family	1.8
Finance	1.2
Utilities	1.1
Housing: single family	1.0
Local general obligation	0.8
Solid waste/resource recovery	0.6
Power	0.5
Pollution control	0.3
Tax allocation	0.3
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of February 29, 2012 and are subject to change.

See Notes to Schedule of Investments.

WESTERN ASSET INSTITUTIONAL AMT FREE MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	February 29, 2012

Ratings Table†

Standard & Poor’s/Moody’s/Fitch‡
A-1	40.2%
VMIG 1	34.9
P-1	5.2
F-1	3.5
MIG 1	1.7
SP-1	1.6
AA/Aa	0.1
NR	12.8

100.0%

†	As a percentage of total investments.

‡	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 15 through 17 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Long-term security ratings (unaudited) (con’t)

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

SG — This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

B — Fitch rating indicating minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term changes in financial and economic conditions.

C — Fitch rating indicating default is a real possibility.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Institutional AMT Free Municipal Money Market Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,076,126,730	—	$1,076,126,730

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or

Notes to Schedule of Investments (unaudited) (continued)

if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Securities traded on a when-issued basis. The Fund may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(e)	Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 29, 2012, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

3. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	April 25, 2012

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 25, 2012